United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies




                                    811-10625

                      (Investment Company Act File Number)


                          Federated Core Trust II, L.P.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/03


              Date of Reporting Period: Fiscal year ended 11/30/03







Item 1.     Reports to Stockholders




EMERGING MARKETS FIXED INCOME CORE FUND
PORTFOLIO OF INVESTMENTS
November 30, 2003



 Principal
 Amount                                                                                       Value

---------------------------------------------------------------------------------------------------

                  Corporate Bonds--14.6%
                  Brewery--1.3%
$ 1,700,000       Bavaria, Series 144A, 8.875%, 11/1/2010                        $        1,692,027
                  Broadcast Radio & TV--1.5%
  1,900,000       Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032                           1,978,375
                  Cable & Wireless Television--0.6%
    360,000       Innova S De R.L., Series 144A, 9.375%, 9/19/2013                          370,350
    398,933       Innova S De R.L., Sr. Note, 12.875%, 4/1/2007                             408,907
                      Total                                                                 779,257
                  Container & Glass Products--1.6%
    600,000       Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007                       582,000
  1,600,000       Vitro SA, Note, Series 144A, 11.75%, 11/1/2013                          1,548,448
                      Total                                                               2,130,448
                  Oil & Gas--4.3%
    990,000       Gazprom, Note, Series 144A, 9.625%, 3/1/2013                            1,077,862
  2,500,000       Pemex Project Funding Master, Company Guarantee,
                  7.375%, 12/15/2014                                                      2,628,350
  2,200,000      1Petrozuata Finance Inc., Company Guarantee, Series
                  144A, 8.22%, 4/1/2017                                                   1,969,000
                      Total                                                               5,675,212
                  Paper Products--0.5%
    600,000      2Corporacion Durango SA De CV, Sr. Note, 13.125%,
                  8/1/2006                                                                  349,500
    500,000      2Corporacion Durango SA De CV, Sr. Note, Series 144A,
                  13.75%, 7/15/2009                                                         291,250
                      Total                                                                 640,750
                  Retailers--1.5%
  1,850,000       Grupo Elektra S.A. de C.V., Sr. Note, 12.00%, 4/1/2008                  2,007,250
                  Telecommunications & Cellular--1.9%
  1,000,000       Mobile Telesystems, Series 144A, 8.375%, 10/14/2010                       998,220
  1,300,000       Philippine Long Distance Telephone Co., Sr. Unsub.,
                  11.375%, 5/15/2012                                                      1,436,500
                      Total                                                               2,434,720
                  Utilities--1.4%
  1,700,000       CIA Saneamento Basico, Note, Series 144A, 12.00%,
                  6/20/2008                                                               1,814,750
                      Total Corporate Bonds (identified cost $18,538,023)                19,152,789

                  Government AgencY-- 0.5%
    600,000       Banque Centrale de Tunisie, Unsub., 7.375%, 4/25/2012
                  (identified cost $ 592,182)                                               679,500

                  sovereign governments --- 75.4%
  1,400,000       Brazil, Government of, 9.25%, 10/22/2010                                1,452,500
  9,200,000       Brazil, Government of, Bond, 10.125%, 5/15/2027                         9,186,200
  6,280,191       Brazil, Government of, C Bond, 8.00%, 4/15/2014                         6,044,684
  1,800,000       Brazil, Government of, Note, 11.00%, 1/11/2012                          2,016,000
  3,400,000       Brazil, Government of, Note, 12.00%, 4/15/2010                          3,974,600
  6,500,000       Brazil, Government of, Unsub., 11.00%, 8/17/2040                        6,711,250
  1,100,000      1Bulgaria, Government of, Bond, 8.25%, 1/15/2015                         1,291,125
  2,780,000       Colombia, Government of, 10.00%, 1/23/2012                              2,953,750
  1,900,000       Colombia, Government of, 10.75%, 1/15/2013                              2,101,400
    900,000       El Salvador, Government of, Bond, 8.25%, 4/10/2032                        855,000
    900,000      1Guatemala, Government of, Note, 9.25%, 8/1/2013                           985,500
  3,600,000       Mexico, Government of, Bond, 8.00%, 9/24/2022                           3,905,100
  1,400,000       Mexico, Government of, Note, 7.50%, 1/14/2012                           1,565,900
  3,650,000       Mexico, Government of, Note, 8.375%, 1/14/2011                          4,301,525
  3,200,000       Mexico, Government of, Note, 9.875%, 2/1/2010                           4,008,160
    670,000       Panama, Government of, Bond, 9.375%, 1/16/2023                            726,950
  2,380,000       Peru, Government of, Note, 9.875%, 2/6/2015                             2,784,600
  1,000,000       Philippines, Government of, 9.375%, 1/18/2017                           1,032,500
    750,000       Philippines, Government of, 9.875%, 1/15/2019                             750,938
  1,225,000       Philippines, Government of, Note, 10.625%, 3/16/2025                    1,280,125
  1,200,000       Philippines, Government of, Note, 8.25%, 1/15/2014                      1,135,500
  2,900,000       Russia, Government of, 10.00%, 6/26/2007                                3,406,340
  4,850,000       Russia, Government of, 8.25%, 3/31/2010                                 5,421,572
  2,500,000       Russia, Government of, Unsub., 12.75%, 6/24/2028                        3,925,000
 10,250,000       Russia, Government of, Unsub., 5.00%, 3/31/2030                         9,603,225
  1,500,000       South Africa, Government of, Note, 8.50%, 6/23/2017                     1,805,625
  2,810,000       Turkey, Government of, 11.00%, 1/14/2013                                3,357,950
  1,050,000       Turkey, Government of, 9.50%, 1/15/2014                                 1,152,375
    550,000       Turkey, Government of, Note, 11.50%, 1/23/2012                            671,000
  1,830,000       Turkey, Government of, Sr. Unsub., 11.875%, 1/15/2030                   2,335,538
    784,008       Ukraine, Government of, Sr. Note, 11.00%, 3/15/2007                       875,149
  4,100,000       Venezuela, Government of, 10.75%, 9/19/2013                             4,048,750
  3,740,000       Venezuela, Government of, Bond, 9.25%, 9/15/2027                        3,122,900
                      Total sovereign governments (identified cost
                      $88,172,710)                                                       98,788,731

                  purchased put options --- 0.2%
 12,314,100       1Deutsche Brazil C Put, expiration date 1/28/2004                          55,413
  8,500,000       1Deutsche Russia 30 Put, expiration date 2/18/2004                        178,500
                      Total purchased put options (identified cost
                      $504,224)                                                             233,913

                  Repurchase Agreements--0.1%
$   208,000       Interest in $2,500,000,000 joint repurchase agreement
                  with UBS Warburg LLC, 1.08%, dated 11/28/2003, to be
                  repurchased at $208,019 on 12/1/2003, collateralized by
                  U.S. Government Agency Obligations with various
                  maturities to 8/15/2033. (AT AMORTIZED COST)                              208,000
                      Total Investments--90.8%
                  ========================================================
                      (identified cost $108,015,139)3                                   119,062,933
                      other assets and liabilities--net--9.2%                              11,993,212
                      total net assets--100%                                      $      131,056,145

===========================================================================================

           1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At November 30, 2003 these securities amounted to
                $4,479,538 which represents 3.4% of total net assets.

           2    Non-income producing security.

           3 The cost of investments for federal tax purposes amounts to $108,019,100.

Note: The categories of investments are shown as a percentage of total net assets at
     November 30, 2003.

See Notes which are an integral part of the Financial Statements


EMERGING MARKETS FIXED INCOME CORE FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2003

Assets:
Total investments in securities, at value
(identified cost $108,015,139)                                                       $          119,062,933
Cash                                                                                              1,403,425
Income receivable                                                                                 2,485,174
Receivable for investments sold                                                                   9,637,740
  Total assets                                                                                  132,589,272
Liabilities:
Payable for investments purchased                     $          1,505,021
Payable for transfer and dividend disbursing
agent fees and expenses (Note 6)                                     1,181
Payable for Directors'/Trustees' fees                                1,567
Payable for portfolio accounting fees (Note 6)                       4,173
Accrued expenses                                                    21,185
  Total liabilities                                                                               1,533,127
Net assets for 9,106,848 shares outstanding                                          $          131,056,145
Net Assets Consist of:
Paid in capital                                                                      $           97,220,678
Net unrealized appreciation of investments                                                       11,047,794
Accumulated net realized gain on investments                                                      7,514,090
Undistributed net investment income                                                              15,273,583
  Total Net Assets                                                                   $          131,056,145
Net Asset Value, Offering Price and Redemption
Proceeds Per Share
$131,056,145 / 9,106,848 shares outstanding                                                          $14.39

-------------------------------------------------------------------------------------------
See Notes which are an integral part of the Financial Statements

EMERGING MARKETS FIXED INCOME CORE FUND
STATEMENT OF OPERATIONS
Year Ended November 30, 2003

Investment Income:
Interest                                                                                 $       9,243,475
Expenses:
Custodian fees                                                        $     39,391
Administrative personnel and services fee
(Note 6)                                                                   125,000
Transfer and dividend disbursing agent
fees and expenses (Note 6)                                                  13,088
Directors'/Trustees' fees                                                   10,976
Auditing fees                                                               17,060
Legal fees                                                                   6,981
Portfolio accounting fees (Note 6)                                          47,624
Insurance premiums                                                           7,870
Taxes                                                                       25,100
Miscellaneous                                                                3,500
  Total expenseS                                                           296,590
Waiver and Reimbursement (Note 6):
Waiver of administrative personnel and
services fee                                       $ (125,000)
Reimbursement of other operating expenses             (114,624 )
  Total waiver AND REIMBURSEMENT                                         (239,624)
Net expenses                                                                                        56,966
Net investment income                                                                            9,186,509
Realized and Unrealized Gain on
Investments:
Net realized gain on investments                                                                 5,253,640
Net change in unrealized depreciation of
investments                                                                                     11,721,465
Net realized and unrealized gain on
investments                                                                                     16,975,105
Change in net assets resulting from
operations                                                                               $      26,161,614

See Notes which are an integral part of the Financial Statements
===========================================================================================

EMERGING MARKETS FIXED INCOME CORE FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                    Year                       Period
                                             -------------------         -------------------
                                                    Ended                       Ended
                                                 11/30/2003                  11/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income                      $           9,186,509       $           6,087,074
Net realized gain on investments                       5,253,640                   2,260,450
Net change in unrealized
appreciation/depreciation of
investments                                           11,721,465                    (673,671 )
  Change in net assets resulting
  from operations                                     26,161,614                   7,673,853
Share Transactions:
Proceeds from sale of shares                          67,180,000                 133,407,699
Cost of shares redeemed                              (42,800,000 )               (60,567,021 )
  Change in net assets resulting
  from share transactions                             24,380,000                  72,840,678
Change in net assets                                  50,541,614                  80,514,531
Net Assets:
Beginning of period                                   80,514,531                         ---
End of period (including
undistributed net investment income
of $15,273,583 and $6,087,074,
respectively)                              $         131,056,145       $          80,514,531

1 For the period from January 14, 2002 (date of initial investment) to November 30, 2002.
===========================================================================================
See Notes which are an integral part of the Financial Statements


EMERGING MARKETS FIXED INCOME CORE FUND
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)

                                                           Year                     Period
                                                           Ended                     Ended
                                                        11/30/2003            11/30/2002       1
Net Asset Value, Beginning of Period                      $10.98                $10.00
Income From Investment Operations:
Net investment income                                      0.85                  0.83          2
Net realized and unrealized gain on
investments                                                2.56                  0.15          2
Total from investment operations                           3.41                  0.98
Net Asset Value, End of Period                            $14.39                $10.98
Total Return3                                              31.06       %         9.80          %

Ratios to Average Net Assets:
Expenses                                                   0.05        %         0.05          %4
Net investment income                                      8.85        %        10.58         %2,4
Expense waiver/reimbursement5                              0.23        %         0.42          %4

Supplemental Data:
Net assets, end of period (000 omitted)                  $131,056              $80,515
Portfolio turnover                                          97         %         178           %


1 Reflects operations for the period from January 14, 2002 (date of initial investment) to November 30, 2002.

2 Effective January 14, 2002, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the period ended November 30, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 10.39% to 10.58%.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4    Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Emerging Markets Fixed Income Core Fund
Notes to Financial Statements
November 30, 2003

1.  ORGANIZATION

Emerging Markets Fixed Income Core Fund (the "Fund") is a non-diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of two portfolios. The financial statements included herein are only those of the Fund.

The Fund's primary investment objective is to achieve total return on assets. Its secondary investment objective is to achieve a high level of income. The Fund pursues these objectives by investing in an unhedged portfolio of foreign, high-yield, fixed-income securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Fixed income securities (government securities, asset back securities and other fixed income securities), listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. With respect to valuation of foreign securities, trading in foreign cities may be completed at times that vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses, Distributions and Tax

Interest income and expenses are accrued daily. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes.

Federal Taxes

As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund).

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2003, the Fund had no outstanding foreign currency commitments.

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended November 30, 2003, the Fund had no realized gain (loss) on written options.

At November 30, 2003, the Fund had no outstanding written options.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FC's, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollars equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. Change in Accounting Policy

Effective January 14, 2002, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities as part of investment income.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization as part of investment income on the financial statements is as follows:

                           For the Period Ended 11/30/2002
             -----------------------------------------------
             -----------------------------------------------
                             Net        Net
                         Investment Unrealized     Net
                            Income  Appreciation   Realized
                                    (Depreciation) Gain(Loss)
             ----------------------------------------------
             ----------------------------------------------
                Increase   $108,955  $(71,193)  $(37,762)
              (Decrease)
             ----------------------------------------------
             ----------------------------------------------


4. Contributions/Withdrawals
 Transactions in shares were as follows:

                                                              Period Ended
                                              Year Ended      11/30/20021
                                              11/30/2003
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Proceeds from contributions                5,035,032        13,036,698
-----------------------------------
-----------------------------------
Fair value of withdrawals                  (3,257,885)      (5,706,997)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Total Change Resulting from
CONTRIBUTIONS/WITHdrawals                  1,777,147        7,329,701
----------------------------------------------------------------------------

1 For the period from January 14, 2002 (date of initial investment) to November 30, 2002.

5. FEDERAL TAX INFORMATION

The difference between book-basis and tax-basis unrealized appreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At November 30, 2003, the cost of investments for federal tax purposes was $108,019,100. The net unrealized appreciation of investments for federal tax purposes was $11,043,833. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of
$11,748,852 and net unrealized depreciation from investments for those securities having an excess of cost over value of $705,019.

6.  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser") subject to the direction of the Directors. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services, Inc. ("FASI") , a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FASI provides these services at an annual rate that ranges from 0.150% to 0.075% of the average aggregate net assets of all funds advised by affiliates of Federated Investors, Inc. FASI may voluntarily choose to waive any portion of its fee. FASI may terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FASI serves as transfer and dividend disbursing agent for the Fund. The fee paid to FASI is based on the size, type and number of accounts and transactions made by shareholders. FASI may voluntarily choose to waive certain operating expenses of the Fund. FASI can modify or terminate this waiver at any time at its sole discretion.

Portfolio Accounting Fees

FASI maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FASI may voluntarily choose to waive certain operating expenses of the Fund. FASI can modify or terminate this waiver at any time at its sole discretion.

General

Certain of the Officers and Directors of the Trust are Officers and Directors or Trustees of the above companies.

7.  INVESTMENT TRANSACTIONS

Purchases  and  sales  of  investments,   excluding  long-term  U.S.  government
securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2003, were as follows:

Purchases                                                        $117,798,871
------------------------------------------------------------------------------
Sales                                                            $ 94,809,111
------------------------------------------------------------------------------

8. Concentration of Credit Risk Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance. The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity or volatility of portfolio securities and currency holdings.

At November 30, 2003, the diversification of countries was as follows:

                                    Percentage of
Country                               Net Assets
Brazil                                  23.8%
Russia                                  18.8%
Mexico                                  18.3%
Venezuela                                7.0%
Turkey                                   5.7%
Colombia                                 5.1%
Philippines                              4.3%
Peru                                     2.1%
South Africa                             1.4%
Bulgaria                                 1.0%
Guatemala                                0.8%
El Salvador                              0.7%
Ukraine                                  0.7%
Panama                                   0.6%
Tunisia                                  0.5%
United States                            0.2%

9. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors of Federated Core Trust II, L.P. and
Shareholders of Emerging Markets Fixed Income Core Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Emerging Markets Fixed Income Core Fund (the "Fund"), (one of the portfolios constituting the Federated Core Trust II, L.P.) as of November 30, 2003, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Emerging Markets Fixed Income Core Fund of Federated Core Trust II, L.P. at November 30, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP



Boston, Massachusetts
January 12, 2004









CAPITAL APPRECIATION CORE FUND
PORTFOLIO OF INVESTMENTS
November 30, 2003



    Shares                                                                                 Value

                    Common Stocks--99.3%
                    Consumer Discretionary--10.2%
   $    23,000      Clear Channel Communications, Inc.                      $            961,630
        37,114  1   Comcast Corp., Class A                                             1,164,637
        19,000      Gannett Co., Inc.                                                  1,645,400
        73,100      Home Depot, Inc.                                                   2,687,156
        30,300      Interpublic Group Cos., Inc.                                         431,775
        14,700      Johnson Controls, Inc.                                             1,608,768
         5,100  1   Kohl's Corp.                                                         246,432
        74,000      McDonald's Corp.                                                   1,896,620
        18,800      Nike, Inc., Class B                                                1,264,300
        14,100      Omnicom Group, Inc.                                                1,123,206
        47,300      Target Corp.                                                       1,831,456
        82,800  1   Time Warner, Inc.                                                  1,347,984
        26,213      Viacom, Inc., Class B                                              1,030,695
        74,000      Walt Disney Co.                                                    1,708,660
                        Total                                                         18,948,719
                    Consumer Staples--11.2%
        39,700      Altria Group, Inc.                                                 2,064,400
        55,800  1   Coca-Cola Co.                                                      2,594,700
        36,000      Costco Wholesale Corp.                                             1,289,520
        28,900      Gillette Co.                                                         974,797
        15,000      Hershey Foods Corp.                                                1,165,500
        93,900  1   Kroger Co.                                                         1,770,954
        45,100      PepsiCo, Inc.                                                      2,170,212
        23,500      Procter & Gamble Co.                                               2,261,640
        87,500  1   Rite Aid Corp.                                                       538,125
        41,300      Sara Lee Corp.                                                       848,715
        23,300      UST, Inc.                                                            838,567
        61,800      Wal-Mart Stores, Inc.                                              3,438,552
        24,400      Walgreen Co.                                                         898,164
                        Total                                                         20,853,846
                    Energy--7.4%
        19,437      ChevronTexaco Corp.                                                1,459,719
        31,200      ConocoPhillips                                                     1,770,288
       143,364      Exxon Mobil Corp.                                                  5,185,476
        56,000      Halliburton Co.                                                    1,307,600
        28,000      Schlumberger Ltd.                                                  1,313,760
        69,200  1   Transocean, Inc.                                                   1,341,096
        38,800  1   Weatherford International Ltd.                                     1,271,864
                        Total                                                         13,649,803
                    Financials--16.5%
        45,204      Allstate Corp.                                                     1,825,337
        36,716      American International Group, Inc.                                 2,127,692
        10,300      Bank One Corp.                                                       446,608
        30,546      Bank of America Corp.                                              2,304,085
        56,000      Bank of New York Co., Inc.                                         1,718,080
        93,365      Citigroup, Inc.                                                    4,391,890
        13,100      Federal Home Loan Mortgage Corp.                                     712,902
        16,200      Federal National Mortgage Association                              1,134,000
        10,700      Fifth Third Bancorp                                                  621,991
        15,855      FleetBoston Financial Corp.                                          643,713
        14,500      Goldman Sachs Group, Inc.                               $          1,393,160
        76,600      J.P. Morgan Chase & Co.                                            2,708,576
        13,200      Lehman Brothers Holdings, Inc.                                       953,172
        36,800      Lincoln National Corp.                                             1,442,928
        44,200      MBNA Corp.                                                         1,083,784
        52,200      Morgan Stanley                                                     2,885,616
         9,700      SLM Corporation                                                      360,161
        11,500      Wachovia Corp.                                                       526,125
        35,522      Washington Mutual, Inc.                                            1,627,263
        29,900      Wells Fargo & Co.                                                  1,714,167
                        Total                                                         30,621,250
                    Healthcare--14.1%
        31,600      Abbott Laboratories                                                1,396,720
        15,600      AmerisourceBergen Corp.                                              987,324
        18,700  1   Amgen, Inc.                                                        1,075,437
        47,100      Baxter International, Inc.                                         1,310,322
        26,885  1   Biogen Idec, Inc.                                                  1,026,469
        40,000  1   Boston Scientific Corp.                                            1,435,600
        45,800      Bristol-Myers Squibb Co.                                           1,206,830
        27,000  1   Forest Laboratories, Inc., Class A                                 1,475,280
        25,000      Guidant Corp.                                                      1,419,250
        45,300      Johnson & Johnson                                                  2,232,837
        33,500      Lilly (Eli) & Co.                                                  2,296,760
         4,963  1   Medco Health Solutions, Inc.                                         180,802
         8,200      Medtronic, Inc.                                                      370,640
        48,100      Merck & Co., Inc.                                                  1,952,860
       140,941      Pfizer, Inc.                                                       4,728,571
        83,100      Schering Plough Corp.                                              1,333,755
        11,000  1   St. Jude Medical, Inc.                                               696,740
        27,300      Wyeth                                                              1,075,620
                        Total                                                         26,201,817
                    Industrials--12.3%
        22,300      3M Co.                                                             1,762,592
         9,200  1   American Standard Cos.                                               917,240
        16,700      Caterpillar, Inc.                                                  1,270,035
        66,700  1   Cendant Corp.                                                      1,478,072
        20,400      Danaher Corp.                                                      1,697,280
        16,500      Deere & Co.                                                        1,010,295
        23,900      Dover Corp.                                                          917,521
        19,800      Eaton Corp.                                                        2,039,202
       105,300      General Electric Co.                                               3,018,951
        18,000      Ingersoll-Rand Co., Class A                                        1,122,120
        28,000      Lockheed Martin Corp.                                              1,286,320
        45,000      Raytheon Co.                                                       1,246,950
        32,900      Textron, Inc.                                                      1,639,736
        72,400      Tyco International Ltd.                                            1,661,580
        59,500      Waste Management, Inc.                                             1,749,895
                        Total                                                         22,817,789
                    Information Technology--17.8%
        53,500  1   Apple Computer, Inc.                                               1,119,220
        32,500  1   Applied Materials, Inc.                                              789,750
        85,100  1   Cisco Systems, Inc.                                                1,928,366

-------------------------------------------------------------------------------------------

 Shares or
 Principal
 Amount                                                                  Value

-------------------------------------------------------------------------------------------
        53,800  1   Dell, Inc.                                              $          1,856,100
       120,600  1   EMC Corp. Mass                                                     1,657,044
        36,600      First Data Corp.                                                   1,385,310
       170,912      Hewlett-Packard Co.                                                3,707,081
       125,900      Intel Corp.                                                        4,208,837
        28,700      International Business Machines Corp.                              2,598,498
        15,900  1   Intuit, Inc.                                                         799,452
        12,400  1   KLA-Tencor Corp.                                                     726,764
        23,200  1   Lexmark International Group, Class A                               1,795,680
       238,760  1   Lucent Technologies, Inc.                                            764,032
        29,200      Maxim Integrated Products, Inc.                                    1,520,736
       165,700      Microsoft Corp.                                                    4,258,490
        83,100      Nokia Oyj, Class A, ADR                                            1,494,138
       109,000  1   Oracle Corp.                                                       1,309,090
        39,000      Texas Instruments, Inc.                                            1,160,640
                        Total                                                         33,079,228
                    Materials--2.7%
        61,000      Alcoa, Inc.                                                        2,001,410
        51,700      International Paper Co.                                            1,923,757
        38,300      MeadWestvaco Corp.                                                   977,416
                        Total                                                          4,902,583
                    Telecommunication Services--4.1%
        39,441      AT&T Corp.                                                           782,115
        50,400      BellSouth Corp.                                                    1,311,912
       109,400      SBC Communications, Inc.                                           2,546,832
        43,900      Sprint Corp.                                                         658,061
        72,618      Verizon Communications                                             2,379,692
                        Total                                                          7,678,612
                    Utilities--3.0%
        44,800      Cinergy Corp.                                                      1,637,440
         9,900      FPL Group, Inc.                                                      629,145
        26,700      FirstEnergy Corp.                                                    925,155
        57,500      NiSource, Inc.                                                     1,193,125
        38,100      Sempra Energy                                                      1,078,992
                        Total                                                          5,463,857
                        Total Common Stocks (identified cost
                        $181,615,059)                                                184,217,504

                    Repurchase Agreement--0.6%
$    1,186,000      Interest in $2,500,000,000 joint repurchase
                    agreement with UBS Warburg LLC, 1.080%, dated
                    11/28/2003, to be repurchased at $1,186,107 on
                    12/1/2003, collateralized by U.S. Government
                    Agency Obligations with various maturities to
                    8/15/2033 (at amortized cost)                                      1,186,000
                        TOtal investments--99.9%
                    ---------------------------------------------------
                        (Identified cost $182,801,059)2                              185,403,504
                        other assets and liabilities-net--0.1%                            151,299
                        total net assets--100%                               $        185,554,803

===========================================================================================

     1 Non-income producing security.
     2 The cost of investments for federal tax purposes amounts to $182,801,059.

Note: The categories of investments are shown as a percentage of total net assets at
     November 30, 2003.


The following acronym is used throughout this portfolio:

ADR         --American Depositary Receipt

See Notes which are an integral part of the Financial Statements

CAPITAL APPRECIATION CORE FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2003

Assets:
Total investments in securities, at value
(identified cost $182,801,059)                                       $     185,403,504
Cash                                                                               677
Income receivable                                                              156,160
Prepaid assets                                                                   1,964
  Total assets                                                             185,562,305
Liabilities:
Payable for transfer and dividend
disbursing agent fees and expenses (Note 5)     $          2,520
Payable for portfolio accounting fees
(Note 5)                                                   4,982
  Total liabilities                                                              7,502
Net assets for 18,305,987 shares
outstanding                                                          $     185,554,803
Net Assets Consist of:
Paid in capital                                                      $     182,899,999
Net unrealized appreciation of investments                                   2,602,445
Accumulated net realized loss on
investments                                                                   (170,782 )
Undistributed net investment income                                            223,141
  Total Net Assets                                                   $     185,554,803
Net Asset Value, Offering Price and
Redemption Proceeds Per Share
$185,554,803 / 18,305,987 shares
outstanding                                                                     $10.14

-------------------------------------------------------------------------------------------
See Notes which are an integral part of the Financial Statements

CAPITAL APPRECIATION CORE FUND
STATEMENT OF OPERATIONS
Period Ended November 30, 2003

Investment Income:
Dividends                                                                    $         209,131
Interest                                                                                19,548
  Total income                                                                         228,679
Expenses:
Administrative personnel and
services fee (Note 5)                                      $      11,644
Custodian fees                                                     8,378
Transfer and dividend
disbursing agent fees and
expenses (Note 5)                                                  2,520
Auditing fees                                                     12,000
Legal fees                                                         1,000
Portfolio accounting fees (Note
5)                                                                 4,982
Taxes                                                             13,550
Miscellaneous                                                        300
  Total expenseS                                                  54,374
Waiver & Reimbursement:
Waiver of administrative
personnel and services fee
(Note 5)                            $        (11,644)
Reimbursement of other
operating expenses                           (37,192)
  Total waiver and reimbursement                                (48,836)
Net expenses                                                                             5,538
Net investment income                                                                  223,141
Realized and Unrealized Gain
(Loss) on Investments:
Net realized loss on
investments                                                                          (170,782)
Net change in unrealized
appreciation                                                                         2,602,445
Net realized and unrealized
gain on investments                                                                  2,431,663
Change in net assets resulting
from operations                                                              $       2,654,804


See Notes which are an integral part of the Financial Statements
============================================================================

CAPITAL APPRECIATION CORE FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                    Period Ended
                                                      11/30/2003 1
Increase (Decrease) in Net Assets
Operations:
Net investment income                     $              223,141
Net realized loss on investments                       (170,782)
Net change in unrealized
appreciation of investments                            2,602,445
  Change in net assets resulting
  from operations                                      2,654,804
Share Transactions:
Proceeds from sale of shares                         182,900,100
Cost of shares redeemed                                    (101)
  Change in net assets resulting
  from share transactions                            182,899,999
Change in net assets                                 185,554,803
Net Assets:
Beginning of period                                          ---
End of period (including
undistributed net investment income
of $223,141)                              $          185,554,803

1 For the period from October 28, 2003 (date of initial investment) to
  November 30, 2003.
=======================================================================
See Notes which are an integral part of the Financial Statements

CAPITAL APPRECIATION CORE FUND
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)

                                            Period Ended
                                              11/30/2003 1
Net Asset Value, Beginning of Period              $10.00

Income From Investment Operations:
Net investment income                               0.01
Net realized and unrealized gain on
investments                                         0.13
Total from investment operations                    0.14
Net Asset Value, End of Period                    $10.14
Total Return2                                       1.40 %

Ratios to Average Net Assets:
Expenses                                            0.05 %3
Net investment income                               2.21 %3
Expense waiver/reimbursement4                       0.49 %3

Supplemental Data:
Net assets, end of period (000
omitted)                                        $185,555
Portfolio turnover                                     8 %

1 Reflects operations for the period from October 28, 2003 (date of initial investment) to November 30, 2003.
2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
3 Computed on an annualized basis.
4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Capital Appreciation Core Fund
Notes to Financial Statements
November 30, 2003
------------------------------------------------------------------------------

1.  ORGANIZATION

Capital Appreciation Core Fund (the "Fund") is a non-diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of two portfolios. The financial statements included herein are those of the Fund. The Fund commenced operations on October 10, 2003, and changed its name from Large Cap Equity Core Fund to Capital Appreciation Core Fund on October 17, 2003. The investment objective of the Fund is to provide is to provide capital appreciation. Currently, the Fund is only available for purchase by other Federated funds and their affiliates.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sales price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund along with other affiliated investment companies, may utilize a joint account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses, Distributions and Tax

Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on a trade date basis.


3. CONTRIBUTIONS/WITHDRAWALS
Transactions in shares were as follows:

                                               Period
                                                Ended
                                           11/30/2003   1
------------------------------------------------------
------------------------------------------------------
Shares sold                                18,305,997
------------------------------------------
Shares redeemed                                  (10)
------------------------------------------------------
NET CHANGE RESULTING FROM SHARE
TRANSACTIONS                               18,305,987
------------------------------------------------------


1 Reflects operations for the period from October 28, 2003 (date of public investment) to November 30, 2003.


4.  FEDERAL TAX INFORMATION


At November 30, 2003, the cost of investments for federal tax purposes was $182,801,059. The net unrealized appreciation of investments for federal tax purposes was $2,602,445. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,602,445.


5.  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser") subject to the direction of the Directors. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services, Inc. ("FASI"), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FASI provides these services at an annual rate that ranges from 0.150% to 0.075% of the average aggregate net assets of all funds advised by affiliates of Federated Investors, Inc. FASI may voluntarily choose to waive any portion of its fee. FASI may terminate this voluntary waiver at any time at its sole discretion.


Transfer and Dividend Disbursing Agent Fees and Expenses

FASI serves as transfer and dividend disbursing agent for the Fund. The fee paid to FASI is based on the size, type and number of accounts and transactions made by shareholders. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FASI maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the period ended November 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $115,325,855 and $0, respectively.

General

Certain of the Officers and Directors of the Trust are Officers and Directors or Trustees of the above companies.

6.  INVESTMENT TRANSACTIONS

Purchases  and  sales  of  investments,   excluding  long-term  U.S.  government
securities and short-term obligations (and in-kind contributions), for the period ended November 30, 2003 were as follows:

--------------------------------------------------------------------------
Purchases                                                    $191,264,310
--------------------------------------------------------------------------
Sales                                                          $9,478,468
--------------------------------------------------------------------------


7.   LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


8.  FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2003, 93.2% of distributions from net investment income paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.



REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORSTo the Board of Directors of Federated Core Trust II, L.P. and

Shareholders of Capital Appreciation Core Fund:We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Capital Appreciation Core Fund (the "Fund") (one of the portfolios constituting the Federated Core Trust II, L.P.) as of November 30, 2003, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from October 28, 2003 (date of initial investment) through November 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Appreciation Core Fund of Federated Core Trust II, L.P. at November 30, 2003, the results of its operations, the changes in its net assets and the financial highlights for the period from October 28, 2003 (date of initial investment) through November 30, 2003, in conformity with accounting principles generally accepted in the United States.



Ernst & Young LLP


Boston, Massachusetts


January 12, 2004


























Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.


Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item. The Audit Committee consists of the following Board members: Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.


Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

            Not Applicable

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.    Exhibits

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Core Trust II, L.P.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)
Date        January 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 27, 2004


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 27, 2004